6. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Accrued interest included in accrued expenses	$ 58,568	$ 44,090	$ 25,641